PURCHASE OF PRANA THERAPUETICS, INC. (Schedule of Purchase Price Allocation) (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 4,912,201
PTI [Member]
Business Acquisition [Line Items]
Patents	52,596
Net assets	450,888
Goodwill	4,567,016
Purchase Price Allocation	$ 5,070,500